                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00487

                          SECURITY LARGE CAP VALUE FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY LARGE CAP VALUE FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                          SECURITY LARGE CAP VALUE FUND

                                                 NUMBER OF     MARKET
                                                   SHARES      VALUE
                                                 ---------  ------------
COMMON STOCKS - 98.5%
ADVERTISING - 1.8%
Omnicom Group, Inc.                                12,300   $  1,037,136
                                                            ------------

AEROSPACE & DEFENSE - 3.5%
Boeing Company                                     14,200        735,134
United Technologies Corporation                    13,200      1,364,220
                                                            ------------
                                                               2,099,354
                                                            ------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.5%
Jones Apparel Group, Inc.                           7,400        270,618
                                                            ------------

BROADCASTING & CABLE TV - 3.6%
Clear Channel Communications, Inc.                 29,600        991,304
Liberty Media Corporation*                         84,700        930,006
Liberty Media International, Inc.*                  4,875        225,371
                                                            ------------
                                                               2,146,681
                                                            ------------

COMMUNICATIONS EQUIPMENT - 1.0%
Nokia Oyj ADR                                      37,400        586,058
                                                            ------------

COMPUTER HARDWARE - 1.5%
Hewlett-Packard Company                            14,700        308,259
International Business Machines Corporation         6,100        601,338
                                                            ------------
                                                                 909,597
                                                            ------------

CONSUMER ELECTRONICS - 0.5%
Koninklijke (Royal) Philips Electronics N.V.       10,900        288,850
                                                            ------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.1%
Automatic Data Processing, Inc.                    19,000        842,650
DST Systems, Inc.*                                 12,800        667,136
SunGard Data Systems, Inc.*                        11,800        334,294
                                                            ------------
                                                               1,844,080
                                                            ------------

DIVERSIFIED BANKS - 7.9%
Bank of America Corporation                        41,150      1,933,639
U.S. Bancorp                                       27,300        855,036
Wachovia Corporation                               25,000      1,315,000
Wells Fargo & Company                               9,900        615,285
                                                            ------------
                                                               4,718,960
                                                            ------------

DIVERSIFIED CHEMICALS - 1.5%
Dow Chemical Company                               11,800        584,218
E.I. du Pont de Nemours & Company                   6,300        309,015
                                                            ------------
                                                                 893,233
                                                            ------------

ELECTRIC UTILITIES - 4.0%
Edison International                               10,200        326,706
Entergy Corporation                                 8,200        554,238
Exelon Corporation                                 14,200        625,794
PG&E Corporation*                                  10,000        332,800
PPL Corporation                                     6,400        340,992
TXU Corporation                                     2,800        180,768
                                                            ------------
                                                               2,361,298
                                                            ------------

                                                 NUMBER OF     MARKET
                                                   SHARES      VALUE
                                                 ---------  ------------
COMMON STOCKS (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
Emerson Electric Company                            4,800   $    336,480
                                                            ------------

FOOD RETAIL - 0.8%
Safeway, Inc.*                                     24,300        479,682
                                                            ------------

GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                         16,200        336,474
                                                            ------------

HEALTH CARE EQUIPMENT - 0.9%
Boston Scientific Corporation*                     15,400        547,470
                                                            ------------

HEALTH CARE SERVICES - 1.6%
Caremark Rx, Inc.*                                 13,100        516,533
Medco Health Soulutions, Inc.*                      9,800        407,680
NeighborCare, Inc.*                                   227          6,973
                                                            ------------
                                                                 931,186
                                                            ------------

HOUSEHOLD PRODUCTS - 1.5%
Colgate-Palmolive Company                          11,600        593,456
Kimberly-Clark Corporation                          4,300        282,983
                                                            ------------
                                                                 876,439
                                                            ------------

HOUSEWARES & SPECIALTIES - 0.5%
Newell Rubbermaid, Inc.                            12,700        307,213
                                                            ------------

INDUSTRIAL CONGLOMERATES - 5.6%
General Electric Company                           47,200      1,722,800
Tyco International, Ltd.                           45,200      1,615,448
                                                            ------------
                                                               3,338,248
                                                            ------------

INDUSTRIAL MACHINERY - 0.6%
Eaton Corporation                                   5,000        361,800
                                                            ------------

INTEGRATED OIL & GAS - 10.0%
BP plc ADR                                         13,800        805,920
ChevronTexaco Corporation                          13,100        687,881
ConocoPhillips                                     11,600      1,007,228
Exxon Mobil Corporation                            52,100      2,670,646
Total S.A. ADR                                      7,300        801,832
                                                            ------------
                                                               5,973,507
                                                            ------------

INTEGRATED TELECOMMUNICATION SERVICES - 4.9%
Alltel Corporation                                  8,900        522,964
Sprint Corporation                                 43,700      1,085,945
Verizon Communications, Inc.                       31,700      1,284,167
                                                            ------------
                                                               2,893,076
                                                            ------------

INVESTMENT BANKING & BROKERAGE - 5.9%
Goldman Sachs Group, Inc.                          11,300      1,175,652
Merrill Lynch & Company, Inc.                      14,800        884,596
Morgan Stanley                                     25,900      1,437,968
                                                            ------------
                                                               3,498,216
                                                            ------------

LIFE & HEALTH INSURANCE - 2.8%
Genworth Financial, Inc.*                          21,800        588,600
Prudential Financial, Inc.                         19,300      1,060,728
                                                            ------------
                                                               1,649,328
                                                            ------------

                                                 NUMBER OF     MARKET
                                                   SHARES      VALUE
                                                 ---------  ------------
COMMON STOCKS (CONTINUED)
MANAGED HEALTH CARE - 1.0%
PacifiCare Health Systems, Inc.*                    2,600   $    146,952
WellPoint, Inc.*                                    3,600        414,000
                                                            ------------
                                                                 560,952
                                                            ------------

MOVIES & ENTERTAINMENT - 3.9%
News Corporation                                   26,000        485,160
Time Warner, Inc.*                                 48,500        942,840
Viacom, Inc. (Cl.B)                                24,600        895,194
                                                            ------------
                                                               2,323,194
                                                            ------------

MULTI-LINE INSURANCE - 2.2%
American International Group, Inc.                 11,900        781,473
Hartford Financial Services Group, Inc.             7,800        540,618
                                                            ------------
                                                               1,322,091
                                                            ------------

MULTI-UTILITIES & UNREGULATED POWER - 0.5%
Dominion Resources, Inc.                            4,400        298,056
                                                            ------------

OFFICE ELECTRONICS - 0.3%
Xerox Corporation*                                  9,900        168,399
                                                            ------------

OIL & GAS EQUIPMENT & SERVICES - 1.0%
Schlumberger, Ltd.                                  9,000        602,550
                                                            ------------

OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Apache Corporation                                  8,500        429,845
                                                            ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 6.4%
Citigroup, Inc.                                    45,066      2,171,280
JP Morgan Chase & Company                          42,200      1,646,222
                                                            ------------
                                                               3,817,502
                                                            ------------

PACKAGED FOODS & MEATS - 1.3%
General Mills, Inc.                                 6,500        323,115
Kraft Foods, Inc.                                  13,100        466,491
                                                            ------------
                                                                 789,606
                                                            ------------

PAPER PRODUCTS - 1.6%
Bowater, Inc.                                       6,700        294,599
International Paper Company                        16,100        676,200
                                                            ------------
                                                                 970,799
                                                            ------------

PHARMACEUTICALS - 0.9%
Pfizer, Inc.                                        9,000        242,010
Schering-Plough Corporation                        15,100        315,288
                                                            ------------
                                                                 557,298
                                                            ------------

PROPERTY & CASUALTY INSURANCE - 0.9%
Ace, Ltd.                                           3,700        158,175
Allstate Corporation                                7,000        362,040
St. Paul Travelers Companies, Inc.                      2             74
                                                            ------------
                                                                 520,289
                                                            ------------

RAILROADS -  0.3%
Union Pacific Corporation                           2,400        161,400
                                                            ------------

REGIONAL BANKS - 1.1%
PNC Financial Services Group                        5,700        327,408
SunTrust Banks, Inc.                                4,300        317,684
                                                            ------------
                                                                 645,092
                                                            ------------

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                 NUMBER OF     MARKET
                                                   SHARES      VALUE
                                                 ---------  ------------
COMMON STOCKS (CONTINUED)
RESTAURANTS - 1.0%
McDonald's Corporation                              19,300  $    618,758
                                                            ------------

SEMICONDUCTORS -  0.5%
Fairchild Semiconductor International, Inc.*        17,900       291,054
                                                            ------------

SOFT DRINKS - 0.5%
Coca-Cola Company                                    7,100       295,573
                                                            ------------

SPECIALTY STORES - 0.7%
Advance Auto Parts, Inc.*                            9,800       428,064
                                                            ------------

SYSTEMS SOFTWARE - 2.9%
Microsoft Corporation                               38,300     1,022,993
Oracle Corporation*                                 51,600       707,952
                                                            ------------
                                                               1,730,945
                                                            ------------

THRIFTS & MORTGAGE FINANCE - 4.4%
Countrywide Financial Corporation                    8,900       329,389
Fannie Mae                                           7,100       505,591
Freddie Mac                                         13,000       958,100
PMI Group, Inc.                                     20,200       843,350
                                                            ------------
                                                               2,636,430
                                                            ------------

TOBACCO - 0.7%
Altria Group, Inc.                                   7,200       439,920
                                                            ------------

WIRELESS TELECOMMUNICATION SERVICE - 0.5%
Vodafone Group plc ADR                              11,600       317,608
                                                            ------------

TOTAL COMMON STOCKS
     (cost $51,466,394)                                       58,610,409
                                                            ------------

CORPORATE BONDS - 0.3%
REFINING - 0.3%
Crown Central Petroleum Corporation,
     10.875% - 2005                              $ 200,000       190,000
                                                            ------------

SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008 *(1, 2)  $ 125,000             -
                                                            ------------

TOTAL CORPORATE BONDS
     (cost $406,738)                                             190,000
                                                            ------------

U.S. GOVERNMENT SPONSORED AGENCIES - 1.1%
Federal Home Loan Bank,
     1.25%, 01-03-05                             $ 679,000       678,953
                                                            ------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $678,953)                                             678,953
                                                            ------------
TOTAL INVESTMENTS - 99.9%
     (cost $52,552,085)                                       59,479,362
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.1%                    51,566
                                                            ------------
TOTAL NET ASSETS - 100.0%                                   $ 59,530,928
                                                            ============

For federal income tax purposes the identified cost of investments owned at December 31, 2004 was $52,813,064. For federal income tax purposes, the net unrealized appreciation on investments amounted to $6,666,298, which consisted of $7,517,453 of aggregate gross unrealized appreciation, and $851,155 of aggregate gross unrealized depreciation.

* Non-income producing security.

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is in default due to bankruptcy.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0 or 0.0% of total assets

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.     EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY LARGE CAP VALUE FUND

                                        By:      Michael G. Odlum
                                                 ---------------------------
                                                 Michael G. Odlum, President

                                        Date:    February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:      Michael G. Odlum
                                                 ---------------------------
                                                 Michael G. Odlum, President

                                        Date:    February 28, 2005

                                        By:      Brenda M. Harwood
                                                 ---------------------------
                                                 Brenda M. Harwood, Treasurer

                                        Date:    February 28, 2005